Notes Related to the Consolidated Statements of Financial Position - Schedule of Property, Plant and Equipment (Detail) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 15,274
Ending balance	26,090
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,559
Ending balance	11,221
Plant, equipment, and tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	760
Ending balance	994
General equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	536
Ending balance	13,198
Office equipment and computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	419
Ending balance	642
Advance payment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	35
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,974
Increase	11,383
Decrease	0
FX rate impact	0
Reclassification	(1,120)
Ending balance	29,237
Gross carrying amount [member] | Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,559
Increase	8,251
Decrease	0
FX rate impact	96
Reclassification	(10,685)
Ending balance	11,221
Gross carrying amount [member] | Plant, equipment, and tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,584
Increase	129
FX rate impact	(2)
Reclassification	(712)
Ending balance	2,000
Gross carrying amount [member] | General equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,007
Increase	2,741
FX rate impact	(93)
Reclassification	10,210
Ending balance	14,865
Gross carrying amount [member] | Office equipment and computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	824
Increase	227
FX rate impact	(1)
Reclassification	67
Ending balance	1,117
Gross carrying amount [member] | Advance payment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase	35
Ending balance	35
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,700)
Increase	(502)
FX rate impact	(1)
Reclassification	1,056
Ending balance	(3,147)
Accumulated depreciation, amortisation and impairment [member] | Plant, equipment, and tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,824)
Increase	(156)
Reclassification	974
Ending balance	(1,006)
Accumulated depreciation, amortisation and impairment [member] | General equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,471)
Increase	(269)
FX rate impact	0
Reclassification	74
Ending balance	(1,666)
Accumulated depreciation, amortisation and impairment [member] | Office equipment and computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(405)
Increase	(77)
FX rate impact	(1)
Reclassification	8
Ending balance	€ (475)